Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,061)	$ (20,987)	$ (29,216)	$ (25,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	304	293	392	260
Amortization of right of use assets	838	599	864	(7)
Amortization of debt discount and financing costs	41	711	432	123
Stock-based compensation	2,331	3,623	4,809	4,522
Change in fair value of debt, other liabilities, and derivatives	(276)	43	(1,178)	2,125
Series B convertible preferred stock financing costs		2,680	2,680
Debt extinguishment		471	471
Disposal of fixed assets			5
Legal settlement with shares of common stock				1,621
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,050	(1,867)	(2,219)	170
Accounts payable	537	(7,655)	(6,170)	1,624
Accrued expenses and other current liabilities	(1,285)	697	1,275	1,775
Other noncurrent liabilities			1,500
Operating lease right of use liability	(750)	(405)	(628)
Net cash used in operating activities	(14,271)	(21,797)	(26,983)	(13,214)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of machinery and equipment	(11)	(515)	(585)	(428)
Cash assumed in connection with the FLAG Merger		9	9
Security deposits, net		63	98	(66)
Net cash used in investing activities	(11)	(443)	(478)	(494)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from April Public Offering	5,406
Proceeds from May Inducement Offer	2,140
Proceeds from exercise of common stock warrants	2,835
Proceeds from issuance of noncontrolling interest in Nova Cell	2,000
Proceeds from issuance of convertible notes payable	3,000
Proceeds from issuance of common shares and warrants per subscription agreement	1,000
Proceeds from issuance of promissory note	600
Proceeds from exercise of pre-funded warrants	2
Proceeds from exercise of stock options		281	281	114
Proceeds from issuance of Series B preferred stock		9,590
Proceeds from issuance of Series B convertible preferred stock		14,907
Proceeds from Non-Redemption and PIPE Agreements		2,763	2,763
Related party proceeds from SAFE	200			2,550
Proceeds from simple agreements for future equity (SAFE)		2,760	2,760	8,100
Proceeds from issuance of term notes payable		1,250	1,250	500
Related party proceeds from issuance of term notes payable		2,000	2,000	1,000
Repayment of principal on related party term notes payable			(950)
Repayment of principal on term notes payable			(300)
Repayment of financing lease obligations	(63)	(53)	(101)	(81)
Repayment of convertible note payable	(1,500)
Repayment of principal on loan payable to bank	(300)		(1,000)	(38)
Payment of debt issuance costs	(9)
Payment of financing costs	(1,052)	(1,496)	(2,156)	(58)
Net cash provided by financing activities	14,259	32,002	29,044	12,087
Effect of exchange rate changes on cash	(29)	13	(6)	(26)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(52)	9,775	1,577	(1,647)
CASH AND RESTRICTED CASH BALANCE:
At beginning of the year	2,167	590	590	2,237
At end of the year	2,115	10,365	2,167	590
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	124	34	404	35
Cash paid for income taxes	10	11	11	11
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock in lieu of cash for services	311	344		205
Issuance of common stock in lieu of cash for SEPA commitment fee	81
Issuance of warrants for deferred compensation settlement in connection with FLAG Merger	158	705	705
Issuance of common stock for legal settlement	150
Issuance of convertible note for legal settlement	1,500
Financing fees included in accounts payable and accrued liabilities	289
Discount on convertible note payable	149
Deemed dividend on warrants	1,671
Issuance of common stock per conversion of convertible note	1,239
Issuance of RSUs for liability settlement	105
Issuance of common stock with term notes as interest paid in kind and other		272	272	150
Assumed liabilities from FLAG Merger		(6,808)	(6,813)
Assumed warrant liability from FLAG Merger		(3,389)	(3,389)
Issuance of common stock as a result of the FLAG Merger		56,090	56,090
Forward purchase agreement derivative asset		4,520	4,520
Deferred financing fees in connection with FLAG Merger		(2,604)
Issuance of common stock upon conversion of convertible preferred stock		9,601	9,601
Issuance of SAFE in lieu of cash for advisory services		166	166
Issuance of common stock for Calidi debt settlement in connection with FLAG Merger		$ 2,234	2,234
Issuance of common stock for deferred compensation settlement in connection with FLAG Merger			344
Financing fees in connection with FLAG Merger			(2,604)
Issuance of preferred stock upon conversion of related party convertible notes payable			0	600
Issuance of SAFE in lieu of cash for settlement of advisory services accounts payable				195
Machinery and equipment acquired through financing leases			180	198
Deferred financing costs included in accounts payable and accrued liabilities				251
Issuance of restricted stock units for liability settlement			72
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock			9,590
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock			$ 14,907